Retirement benefit plan - Changes in Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value of plan assets [Abstract]
At beginning of period	SFr (8,844)	SFr (5,770)	SFr (3,213)
Employer's contributions	1,853	1,804	1,567
At end of period	(8,645)	(8,844)	(5,770)
Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period	1,500
Fair Value of Plan Assets
Changes in fair value of plan assets [Abstract]
At beginning of period	43,611	35,290	29,197
Interest income	438	574	705
Employees' contributions	1,665	1,583	1,396
Employer's contributions	1,853	1,804	1,567
Benefits (deposited)/paid	(4,119)	2,504	1,265
Gains and (losses) on settlement / curtailment	(4,300)
Return on plan assets excluding interest income	467	1,856	1,160
At end of period	SFr 39,615	SFr 43,611	SFr 35,290